Bunker Hill Mine and Mining Interests (Tables)	12 Months Ended
Dec. 31, 2023
Extractive Industries [Abstract]
Schedule of Mining Interests

The carrying cost of the Mine is comprised of the following:

	December 31,	December 31,
	2023	2022

Bunker Hill Mine purchase	$14,247,210	$14,247,210
Capitalized development	2,722,889	1,447,435
Sale of mineral properties (note 9)	(1,973,840)	-
Bunker Hill mine	$14,996,259	$15,694,645